Related parties - Summary of key management personnel compensation (Executive Board and Management Board Banking) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed Compensation
- Base salary	€ 7,779	€ 8,434
- Collective fixed allowances	1,907	2,104
- Pension costs	151	172
- Severance benefits	667
Variable compensation
- Upfront cash	305	361
- Upfront shares	305	625
- Deferred cash	457	541
- Deferred shares	457	937
- Other emoluments	1,466	817
Total compensation	13,494	13,991
Executive board of ING Groep N.V. [member]
Fixed Compensation
- Base salary	3,609	4,587
- Collective fixed allowances	898	1,167
- Pension costs	58	78
Variable compensation
- Upfront shares		247
- Deferred shares		371
- Other emoluments	652	281
Total compensation	5,217	6,731
Management Board Banking [member]
Fixed Compensation
- Base salary	4,170	3,847
- Collective fixed allowances	1,009	937
- Pension costs	93	94
- Severance benefits	667
Variable compensation
- Upfront cash	305	361
- Upfront shares	305	378
- Deferred cash	457	541
- Deferred shares	457	566
- Other emoluments	814	536
Total compensation	€ 8,277	€ 7,260